REGISTRATION NO. 33-87498

811-08910

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

PRE-EFFECTIVE AMENDMENT NO.   |_|

POST-EFFECTIVE AMENDMENT NO. 35 |X|

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 37 |X|

(CHECK APPROPRIATE BOX OR BOXES.)

MILES FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DAVID W. MILES, PRESIDENT

MILES FUNDS, INC.

1415 28TH STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER

MILES FUNDS, INC.

1415 28TH STREET, SUITE 200    WEST DES MOINES, IOWA 50266

JOHN C. MILES, ESQ.

CLINE WILLIAMS, WRIGHT, JOHNSON & OLDFATHER, LLP

 1900 U.S. BANKING, 233 S. 13TH STREET

LINCOLN, NEBRASKA 68508

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON OCTOBER 28, 2010 PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT

OF 1933.

{1309629.1}

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

      EXHIBIT NO.                           DESCRIPTION

(a) (14) Articles of Amendment

(i) (23) Consent of Cline, Williams, Wright, Johnson & Oldfather, LLP

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines, State of Iowa, on the 28th day of October, 2010. The Registrant certifies that this amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

                                     MILES FUNDS, INC.

                                     By /s/ David W. Miles

                                     David W. Miles , President and CEO

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities indicated on the date indicated above have signed this Registration Statement.

SIGNATURE                                TITLE

/s/David W. Miles,  President (Chief Executive Officer) and Director

---------------------------

    David W. Miles

/s/  Amy Mitchell,  Treasurer (Chief Financial Officer)

    Amy Mitchell

/s/*

Director

Debra L. Johnson

/s/*

Director

Steven Zumbach

* By: /s/ Vera Lichtenberger

        Vera Lichtenberger

pursuant to a power of attorney dated July 28, 2004, incorporated by reference as included with Post Effective Amendment No. 25, filed July 28, 2004.